Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	LONCOR GOLD INC.
Entity Central Index Key	0001472619
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	147,744,174
Entity Current Reporting Status	Yes
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	4120 Yonge Street
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M2P 2B8
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	A6
Entity File Number	001-35124
Auditor Name	Kreston GTA LLP
Auditor Location	Markham, Canada
Auditor Firm ID	6644
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	4120 Yonge Street
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M2P 2B8
Contact Personnel Name	Donat K. Madilo
Contact Personnel Email Address	dmadilo@loncor.com
City Area Code	416
Local Phone Number	361-2510